INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Amortization of intangibles	$ 103,706	$ 104,043
Expected amortization expense
Impairment expense	$ 18,000
Impairment, intangible asset, finite-lived, statement of income or comprehensive income [extensible enumeration]	Research and development
2024	$ 100,000
2025	100,000
2026	100,000
2027	100,000
Thereafter	$ 183,000